Employee Share Schemes - Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge (Detail) - Share Options and Savings-Related Options [member] - £ / shares
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share options and savings related options [line items]
Risk-free interest rate	0.74%	0.07%	0.44%
Dividend yield	3.80%	6.20%	4.50%
Volatility	27.00%	27.00%	22.00%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£ 12.07	£ 10.34	£ 14.15